SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	19. SUBSEQUENT EVENTS At-The-Market Sales – Subsequent to June 30, 2024, the Company issued 131,347 common shares in at-the-market offerings under prospectus supplement for gross proceeds of $145.